Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	33,000,000
Proposed Maximum Offering Price per Unit	9.70
Maximum Aggregate Offering Price	$ 320,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,205.81
Offering Note	1(a): This Registration Statement on Form S-8 (the “Registration Statement”) covers 33,000,000 additional shares of common stock, par value $0.0001 per share (the “Common Stock”), of MARA Holdings, Inc. (the “Company”) reserved and available for delivery with respect to awards under the Company’s Amended and Restated 2018 Equity Incentive Plan (as amended, the “2018 Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2018 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Company’s outstanding shares of Common Stock.

1(b): Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based on the average of the high ($9.97) and low ($9.43) prices of the Common Stock as reported on the Nasdaq Stock Market on December 26, 2025.